SHARE-BASED COMPENSATION, REDEEMABLE COMMON STOCK ISSUANCES AND REDEEMABLE COMMON STOCK (Tables)	12 Months Ended
Jan. 02, 2016
Weighted-Average Assumptions for Options Granted

The weighted-average assumptions for options granted in fiscal years 2015 and 2013 are included in the following table. No options were granted in fiscal year 2014.

	2015	2013
Expected volatility	36.6%	35.0%
Expected dividends	—	—
Risk-free interest rate	1.6%	1.0%
Expected term (in years)	4.8	6.3

Summary of Options Outstanding

The summary of Options outstanding and changes during fiscal year 2015 are presented below.

	Time Options	Performance Options	Total Options	Weighted- Average Fair Value	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Years
Outstanding at December 27, 2014	4,552,857	3,758,943	8,311,800	$5.10	$13.85
Granted	886,513	690,989	1,577,502	$6.91	$17.28
Exercised	(773,696)	(682,920)	(1,456,616)	$4.99	$13.58
Forfeited	(282,786)	(305,222)	(588,008)	$5.69	$15.79

Outstanding at January 2, 2016	4,382,888	3,461,790	7,844,678	$5.45	$14.76	5.3

Vested and exercisable at January 2, 2016	3,147,695	2,924,367	6,072,063	$5.04	$13.61	4.3

Summary of Nonvested Restricted Shares

The summary of nonvested Restricted Stock Units as of January 2, 2016, and changes during the fiscal year then ended presented below.

	Time Restricted Stock Units	Performance Restricted Stock Units	Total Restricted Stock Units	Weighted- Average Fair Value
Nonvested at December 27, 2014	409,765	190,872	600,637	$16.20
Granted	361,908	185,947	547,855	$17.87
Vested	(213,866)	(90,409)	(304,275)	$16.20
Forfeited	(55,038)	(51,683)	(106,721)	$16.30

Nonvested at January 2, 2016	502,769	234,727	737,496	$17.41

Schedule of Redeemable Common Stock

The summary of changes in Redeemable common stock during fiscal years 2015, 2014 and 2013 is presented below (dollars in thousands).

	Number of Shares	Dollars	Management Loans	Total Redeemable Common Stock
BALANCE—December 29, 2012	2,771,170	38,548	(358)	38,190
Issuance of Redeemable common stock	1,063,159	14,092	—	14,092
Redeemable common stock repurchased	(1,233,033)	(18,377)	123	(18,254)
Payments on management loans	—	—	68	68
Share-based compensation expense for Redeemable common stock awards	—	3,827	—	3,827

BALANCE—December 28, 2013	2,601,296	38,090	(167)	37,923
Issuance of Redeemable common stock	193,089	169	—	169
Redeemable common stock repurchased	(40,206)	(744)	—	(744)
Payments on management loans	—	—	167	167
Share-based compensation expense for Redeemable common stock awards	—	5,169	—	5,169

BALANCE—December 27, 2014	2,754,179	$42,684	$—	$42,684
Issuance of Redeemable common stock	1,720,923	20,478	—	20,478
Redeemable common stock repurchased	(2,116,483)	(31,878)	—	(31,878)
Reclassification to award liability	—	(619)	—	(619)
Payments on management loans	—	—	—	—

Share-based compensation expense for Redeemable common stock awards	—	7,776	—	7,776

BALANCE—January 2, 2016	2,358,619	$38,441	$—	$38,441

Restricted Shares [Member]
Summary of Nonvested Restricted Shares

The summary of nonvested Restricted Shares outstanding and changes during fiscal year 2015 is presented below:

	Restricted Shares	Weighted- Average Fair Value
Nonvested at December 27, 2014	64,959	$15.71
Granted	—	$—
Vested	(49,095)	$15.57
Forfeited	(8,827)	$15.98

Nonvested at January 2, 2016	7,037	$16.20